Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2021	2020

Accrued liability for employee benefits:
Defined benefit pension plans [1]	2 640	3 538

Other long-term employee benefits and deferred compensation	662	637

Other post-employment benefits [1]	487	543

Environmental remediation provisions	567	642

Provisions for product liabilities, governmental investigations and other legal matters	341	181

Contingent consideration [2]	956	984

Other non-current liabilities	519	409

Total provisions and other non-current liabilities	6 172	6 934

[1] Note 25 provides additional disclosures related to post-employment benefits.
[2] Note 29 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2021	2020	2019

January 1	809	714	692

Cash payments	-169	-10	-30

Releases	-105	- 27	-83

Additions	105	82	124

Currency translation effects	-24	50	11

December 31	616	809	714

Less current provision	-49	-167	-122

Non-current environmental remediation provisions at December 31	567	642	592

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	94

Due later than two years, but within five years	199

Due later than five years, but within 10 years	275

Due after 10 years	48

Total environmental remediation liability provisions	616

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2021	2020	2019

January 1	487	1 369	340

Provisions related to discontinued operations [1]			-42

Impact of acquisitions of businesses		11	10

Cash payments	-292	-1 863	-116

Releases of provisions	-44	-31	-52

Additions to provisions	251	1 018	1 230

Currency translation effects	-5	-17	-1

December 31	397	487	1 369

Less current portion	-56	-306	-1 169

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	341	181	200

[1] Notes 1, 2 and 30 provide information related to discontinued operations.